Total Invested Assets and Related Net Investment Income - Explanation of Investment Result (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Net investment income (loss) recognized in income	$ 7,415	$ 11,586
Net investment income (loss) recognized in OCI	344	592
Total Net investment income (loss)	7,759	12,178
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(4,284)	(4,328)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	1,548	(2,076)
Application of risk mitigation option	225	104
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(2,642)	(3,425)
Foreign exchange gains (losses)	49	(23)
Other	16	132
Total insurance finance income (expenses) recognized in income	(5,088)	(9,616)
Decrease (increase) in investment contract liabilities	(393)	(331)
Net investment result	2,278	2,231
Net investment result recognized in net income	1,934	1,639
Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Net investment income (loss) recognized in income		11,586
Net investment income (loss) recognized in OCI		592
Total Net investment income (loss)		12,178
Total insurance
Disclosure of detailed information about financial instruments [line items]
Net investment income (loss) recognized in income	5,894
Net investment income (loss) recognized in OCI	12	171
Total Net investment income (loss)	5,906
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(4,284)	(4,328)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	1,548	(2,076)
Application of risk mitigation option	225	104
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(2,642)	(3,425)
Foreign exchange gains (losses)	49	(23)
Other	16	132
Total insurance finance income (expenses) recognized in income	(5,088)	(9,616)
Net investment result	818	766
Net investment result recognized in net income	806	595
Total insurance | Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Net investment income (loss) recognized in income		10,211
Net investment income (loss) recognized in OCI		171
Total Net investment income (loss)		10,382
Insurance contracts Issued
Disclosure of detailed information about financial instruments [line items]
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	(4,474)	(4,484)
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	1,683	(1,985)
Application of risk mitigation option	225	104
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	(2,642)	(3,425)
Foreign exchange gains (losses)	49	(22)
Other	20	137
Total insurance finance income (expenses) recognized in income	(5,139)	(9,675)
Reinsurance contracts held
Disclosure of detailed information about financial instruments [line items]
Effect of time value of money (Interest on carrying value) including interest on policy loans and interest on amounts on deposit	190	156
Impact of change in discount rate on fulfilment cash flows excluding where measured at locked-in rates and effect of changes in financial risk	(135)	(91)
Application of risk mitigation option	0	0
Changes in fair value of underlying items for contracts with direct participation features (excluding segregated funds)	0	0
Foreign exchange gains (losses)	0	(1)
Other	(4)	(5)
Total insurance finance income (expenses) recognized in income	51	59
Non-insurance (all other)
Disclosure of detailed information about financial instruments [line items]
Net investment income (loss) recognized in income	1,521
Net investment income (loss) recognized in OCI	332	421
Total Net investment income (loss)	1,853
Decrease (increase) in investment contract liabilities	(393)	(331)
Net investment result	1,460	1,465
Net investment result recognized in net income	$ 1,128	1,044
Non-insurance (all other) | Currently Stated, Due To Changes In Accounting Policy
Disclosure of detailed information about financial instruments [line items]
Net investment income (loss) recognized in income		1,375
Net investment income (loss) recognized in OCI		421
Total Net investment income (loss)		$ 1,796